Note 6 - Related Party and Party-In-Interest Transactions (Details) - EBP 95-3520374 001 [Member] - EBP, Employer, Common Stock [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Number of shares (in shares)	101,049	97,884
Fair value, based on quoted market values	$ 4,515,881	$ 4,626,028